Acquisitions and divestitures - Business combinations - NLC (Details) - Nacala Logistics Corridor - USD ($) $ in Millions		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 22, 2021	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Settlement of loans with third parties	$ 2,517	$ 2,517	$ 2,517
Percentage of voting capital acquired	50.00%
Loss on pre-existing relationship	$ (771)	$ (771)	$ (771)	$ (798)
Discount rate		11.60%	11.60%